Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 149,588	$ 118,888
Interest-bearing deposits with banks	33,731	39,013
Securities
Trading	148,023	136,071
Investment, net of applicable allowance (Note 4)	139,459	139,743
Securities	287,482	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	311,033	313,015
Loans (Note 5)
Retail	464,579	457,976
Wholesale	213,462	208,655
Loans	678,041	666,631
Allowance for loan losses (Note 5)	(5,478)	(5,639)
Loans, net	672,563	660,992
Segregated fund net assets	2,127	1,922
Other
Customers' liability under acceptances	18,756	18,507
Derivatives	110,917	113,488
Premises and equipment	7,835	7,934
Goodwill	11,085	11,302
Other intangibles	4,633	4,752
Other assets	61,401	58,921
Total other assets	214,627	214,904
Total assets	1,671,151	1,624,548
Deposits (Note 6)
Personal	348,304	343,052
Business and government	660,064	624,311
Bank	46,229	44,522
Total deposits	1,054,597	1,011,885
Segregated fund net liabilities	2,127	1,922
Other
Acceptances	18,881	18,618
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	274,907	274,231
Derivatives	106,071	109,927
Insurance claims and policy benefit liabilities	12,754	12,215
Other liabilities	69,810	69,831
Total other liabilities	514,992	514,107
Subordinated debentures (Note 9)	9,186	9,867
Total liabilities	1,580,902	1,537,781
Equity attributable to shareholders
Retained earnings	62,751	59,806
Other components of equity	2,545	3,414
Total equity attributable to shareholders	90,149	86,664
Non-controlling interests	100	103
Total equity	90,249	86,767
Total liabilities and equity	1,671,151	1,624,548
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 9)	7,215	5,945
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 9)	$ 17,638	$ 17,499